Stockholders’ Deficit (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jan. 07, 2024	Apr. 19, 2023	Dec. 31, 2022	Apr. 27, 2022	Mar. 31, 2022
Stockholders’ Deficit [Line Items]
Common stock, shares authorized	50,000,000	50,000,000			50,000,000
Common stock, shares par value (in Dollars per share)	$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares issued	3,218,499	3,218,499			3,218,499
Common stock, shares outstanding	3,218,499	3,218,499			3,218,499
Price per share (in Dollars per share)			$ 10	$ 10.29
Market price rate	115.00%	115.00%
Market value percentage	165.00%	165.00%
Common stock equals or exceeds, price per share (in Dollars per share)		$ 0.1
Warrants issued and outstanding	11,843,500	11,843,500				1
Initial business combination [Member]
Stockholders’ Deficit [Line Items]
Effective issue price (in Dollars per share)	$ 9.2	$ 9.2
Warrant [Member]
Stockholders’ Deficit [Line Items]
Price per share (in Dollars per share)		$ 11.5
Initial business combination days		90 days
Equity proceeds percentage		60.00%
Redemption trigger price		16.50%
Price of warrant (in Dollars per share)		$ 0.01
Trading days		10 days
Warrants
Stockholders’ Deficit [Line Items]
Price per share (in Dollars per share)	$ 11.5
Initial business combination days	90 days
Equity proceeds percentage	60.00%
Redemption trigger price	16.50%
Price of warrant (in Dollars per share)	$ 0.01
Trading days	10 days
Sponsor [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares issued							1,150,000
Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock equals or exceeds, price per share (in Dollars per share)		$ 16.5
Market price [Member]
Stockholders’ Deficit [Line Items]
Price per share (in Dollars per share)	$ 9.2	$ 9.2
Public Warrants [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares par value (in Dollars per share)	$ 16.5
Private warrants [Member]
Stockholders’ Deficit [Line Items]
Warrants issued and outstanding	11,843,500	11,843,500